UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

NOTICE OF INTENTION TO REDEEM SECURITIES PURSUANT TO RULE 23C-2

UNDER THE INVESTMENT COMPANY ACT OF 1940

File No. 811-07410

abrdn National Municipal Income Fund

(Name of Registrant)

1900 Market Street, Suite 200

Philadelphia, PA 19103

(Address of Principal Executive Offices)

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended.

(1)

Title of the class of securities of abrdn National Municipal Income Fund (the “Fund”) to be redeemed:

Muni-MultiMode Preferred Shares (“MMP Shares”), Liquidation Preference $100,000 per share, of one or more of the following series:

Series 2049-2 (CUSIP #24610T702)

Series 2049-3 (CUSIP #24610T801)

(2)	Date on which the securities are to be redeemed:

The MMP Shares will be redeemed on June 16, 2026. The Fund reserves the right to postpone the redemption in its sole discretion.

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Series 2049-2 MMP Shares are to be redeemed pursuant to Section 10(a) of the Statement Establishing and Fixing the Rights and Preferences of Series 2049-2 Muni-MultiMode Preferred Shares and Section 2.3(d) of the Supplement Initially Designating the Variable Rate Mode for the Series 2049-2 Muni-MultiMode Preferred Shares Pursuant to the Statement Establishing and Fixing the Rights and Preferences of Series 2049-2 Muni-MultiMode Preferred Shares. The Series 2049-3 MMP Shares are to be redeemed pursuant to Section 10(a) of the Statement Establishing and Fixing the Rights and Preferences of Series 2049-3 Muni-MultiMode Preferred Shares and Section 2.3(d) of the Supplement Initially Designating the Variable Rate Mode for the Series 2049-3 Muni-MultiMode Preferred Shares Pursuant to the Statement Establishing and Fixing the Rights and Preferences of Series 2049-3 Muni-MultiMode Preferred Shares.

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company will redeem all of the outstanding Series 2049-2 MMP Shares and Series 2049-3MMP Shares.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 9th day of June, 2026.

abrdn National Municipal Income Fund

By:	/s/ Sharon Ferrari
	Name:	Sharon Ferrari
	Title:	Treasurer